Shareholders' Equity (Narrative) (Details) - USD ($)				9 Months Ended		12 Months Ended		51 Months Ended
	May 24, 2017	Aug. 24, 2016	Dec. 17, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Mar. 24, 2017	Aug. 18, 2016	Sep. 03, 2015	Aug. 31, 2011
Class of Stock [Line Items]
Common stock, shares issued				35,134,655		31,788,582	29,550,170	31,788,582
Common stock, par value				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, price per share	$ 2.00
Proceeds from sale of common stock	$ 5,800,000			$ 5,811,000			$ 5,566,000
Options exercised				46,073		21,912	254,351
Proceeds from stock options exercised				$ 69,000	$ 38,000	$ 45,000	$ 267,000
Proceeds from exercise of warrants					$ 4,294,000	4,287,000
Warrants issued to purchase additional shares of common stock	1,650,000								100,000
Warrants exercise price per share	$ 2.45								$ 2.25
Warrant term	5 years
Shares repurchased								0
Repurchase program, amount remaining						$ 2,000,000		$ 2,000,000
December 2015 [Member]
Class of Stock [Line Items]
Number of warrants exercised		2,216,500
Warrants issued to purchase additional shares of common stock										2,216,500
Warrants outstanding				383,500		383,500		383,500
Warrants exercise price per share				$ 2.05		$ 2.05		$ 2.05		$ 2.05
Warrant expiration				Jun. 01, 2021		Jun. 01, 2021
New Warrants [Member]
Class of Stock [Line Items]
Number of warrants exercised		2,216,500
Proceeds from exercise of warrants		$ 4,300,000
Warrants issued to purchase additional shares of common stock		2,947,949		2,947,949
Warrants outstanding						2,947,949		2,947,949
Warrants exercise price per share		$ 2.60		$ 2.60		$ 2.60		$ 2.60
Warrant exercisable beginning period		6 months
Warrant term		5 years 6 months
Percentage of shares issued to number of warrants exercised		133.00%
Warrant expiration				Feb. 01, 2023		Feb. 01, 2022
Maximum [Member]
Class of Stock [Line Items]
Repurchase program, amount authorzied												$ 2,500,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, shares issued			3,999,996
Common stock, par value			$ 0.001
Common stock, price per share			$ 1.50
Proceeds from sale of common stock			$ 5,500,000
Warrants issued to purchase additional shares of common stock			2,600,000
Warrants exercise price per share			$ 2.05
Warrant exercisable beginning date			Jun. 23, 2016
Warrant expiration			Jun. 23, 2021
At The Market Offering Agreement [Member]
Class of Stock [Line Items]
Common stock, shares issued			100,716
Proceeds from sale of common stock			$ 90,000
At The Market Offering Agreement [Member] | Minimum [Member]
Class of Stock [Line Items]
Common stock, price per share			$ 2.25
At The Market Offering Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock, price per share			$ 2.49
Aggregate common stock available to sell											$ 4,500,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares designated						10,000	10,000	10,000
Preferred stock, stated value						$ 1,000	$ 1,000	$ 1,000
Preferred stock, conversion price per share						$ 0.75		$ 0.75
Preferred stock, shares issued						5,659	5,659	5,659
Preferred stock, shares outstanding						5,659	5,659	5,659